Net finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Net Finance Costs [Abstract]
Summary of Net Finance Costs/(Income)
(a) Net finance costs/(income)

	2021 £m	2020 £m	2019 £m

Interest expense	1,436	1,605	1,676

Interest expense on lease liabilities	24	26	32

Facility fees	33	23	10

Interest and fair value related to early repurchase of bonds (note 8(b))	–	142	–

Interest related to adjusting tax payables (note 8(b))	31	11	80

Fair value changes on derivative financial instruments and hedged items	252	(217)	367

Fair value change on other financial items (note 8(b))	24	–	–

Exchange differences	(279)	205	(479)

Finance costs	1,521	1,795	1,686

Interest under the effective interest method	(35)	(50)	(84)

Finance income	(35)	(50)	(84)

Net finance costs	1,486	1,745	1,602